Share-Based Payments	6 Months Ended
Jun. 30, 2024
Share-Based Payments [Abstract]
Share-based payments
3.	Share-based payments

2021 Equity Incentive Plan

On August 5, 2021, the Company’s Board of Directors adopted and approved the 2021 Equity Incentive Plan (the 2021 Plan), which authorized the Company to grant up to 1,000,000 Class A ordinary shares in the form of incentive share options, non-qualified share options, share appreciation rights, restricted awards, performance share awards, cash awards and other share awards. The types of share-based awards, including the rights amount, terms, and exercisability provisions of grants are determined by the Company’s Board of Directors.

Restricted Share Units (RSUs)

The Company did not grant RSU’s to employees, directors and consultants during the six -month period ended June 30, 2024 (2023: 68,273). The table below shows the number of RSUs granted covering an equal number of the Company’s Class A ordinary shares and the weighted-average grant date fair value of the RSUs granted:

	Number of RSUs	Weighted average Grant date fair value per share
RSUs outstanding December 31, 2022	87,642	$11.43
Granted	68,273	$3.57
Vested (1)	(86,566)	$9.27
Forfeited	(14,396)	$12.73
RSUs outstanding December 31, 2023	54,953	$6.63
Correction of prior period RSUs outstanding (2)	4,329	n.a
RSUs outstanding December 31, 2023	59,282	$6.63
Granted	-	$-
Vested (1)	(39,281)	$8.86
Forfeited	(1,100)	$9.37
RSUs outstanding June 30, 2024	18,901	$9.5

(1)	No ordinary shares were issued in connection with the RSUs that vested during the six-month period ended June 30, 2024 and the year ended December 31, 2023.

(2)	RSUs outstanding as at December 31, 2023 has been amended due to a prior period error.

The fair value of the RSUs is determined on the date of grant based on the market price of the Company’s ordinary shares on that date. The fair value of RSUs is expensed rateably over the vesting period, which is generally three years for employees and consultants. The total expense recognized related to the RSUs was €0.07 million for the period ended June 30, 2023 (2023: €0.2 million). Total unamortized compensation expense related to the RSUs was €0.03 million as of June 30, 2024, which is expected to be recognized over a remaining weighted average vesting period of 0.7 years as of June 30, 2024.

Share options

On January 3, 2022, the Company announced that under the 2021 Plan, its Board of Directors (“the Board”) approved an award of options for five of its senior managers. With regard to each senior manager, the award comprises three elements:

●	A grant of an option to purchase 200,000 Class A ordinary shares having an exercise price of $10.50 per share to vest over a three-year period.

●	A grant of an option to purchase an additional 200,000 Class A ordinary shares having an exercise price of $10.50 per share to vest once Parent’s share price closed at or above $18.00 during twenty trading days out of any thirty consecutive trading day period.

●	Eligibility to receive an option to purchase up to an additional 50,000 Class A ordinary shares having an exercise price equal to the average last sales price of the Class A ordinary shares over the five (5) consecutive trading day period ending on the date of grant, but in no event to be lower than $10.50 per share, for each of calendar years 2022, 2023 and 2024, each to be granted based on individual performance at the discretion of the Compensation Committee of the board of directors.

All options granted will expire on December 31, 2028.

The Company granted 143,628 options to employees, directors and consultants during the six-month period ended June 30, 2024 (2023: 143,628).

The fair value of the options granted during the six-month period ended June 30, 2024 were estimated using the Black-Scholes option-pricing model. The inputs for the Black-Scholes model require management’s significant assumptions. The risk-free interest rate was based on a normalized estimate of the 7-year U.S. treasury yield. Expected share volatility has been based on historical volatility information of reasonably comparable guideline public companies and itself. The Company expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded share price. Expected dividend yield is based on the fact that the Company has never paid cash dividends and its future ability to pay cash dividends on its shares may be limited by the terms of any future debt or preferred securities. The Company has elected to account for forfeitures as they occur.

The range of assumptions that the Company used to determine the grant date fair value of employee and director options granted were as follows:

	Tranche 1	Tranche 2	Directors
Volatility	70.91%	70.91%	75.32%
Expected term in years	7	7	6.92
Dividend rate	0%	0%	0%
Risk-free interest rate	1.58%	1.58%	1.58
Hurdle price	-	$18	-
Exercise price	$10.50	$10.50	$6.45
Share price	$9.42	$9.42	$5.03
Fair value of option on grant date	$6.14	$6.18	$3.31

The table below shows the number of options granted covering an equal number of the Company’s Class A ordinary shares and the weighted-average grant date fair value of the options granted:

	Number of options	Weighted average Grant date fair value per share
Options outstanding December 31, 2022	1,666,667	$5.21
Granted	154,074	$2.87
Vested	(354,074)	$4.71
Forfeited	(666,667)	$6.16
Options outstanding December 31, 2023	800,000	$6.14
Granted	143,628	$2.87
Vested	(71,814)	$2.87
Forfeited	-	$-
Options outstanding June 30, 2024	871,814	$5.87

There were 871,814 unvested employee and director options outstanding as of June 30, 2024. Total expense recognized related to the employee and director share options was €1 million for the period ended June 30, 2024. Total unamortized compensation expense related to employee and director share options was €2.8 million as of June 30, 2024, expected to be recognized over a remaining weighted average vesting period of 2.4 years as of June 30, 2024.

Incentive shares

As part of their compensation package, the non-executive directors that were appointed in December 2020 were granted 5,000 shares for each year of service to the Company.

	Number of shares	Weighted average Grant date fair value per share
Incentive shares outstanding December 31, 2022	5,000	$23
Granted	-	$-
Vested	-	$-
Forfeited	-	$-
Incentive shares outstanding December 31, 2023	5,000	$23
Granted	-	$-
Vested	-	$-
Incentive shares outstanding June 30, 2024	5,000	23

The above shares vest at the discretion of the board of directors. No incentive shares were granted in the six-months period ended June 30,2024. The total expense for these shares recognised in the six-month period ended June 30, 2024 was €0.06 million (2023: €0.03).

As of June 30, 2024, there was no unrecognised share-based payment expense related to the incentive shares. The shares have been recorded at their fair value at June 30, 2024.

Reconciliation to statement of profit or loss – for the six months ended June 30

€’000	2024	2023
RSUs	75	204
Incentive shares	6	28
Options	964	975
Share-based payment expense	1,045	1,207